INCOME TAXES - Reconciliation of income taxes (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Income tax benefit using U.S. federal statutory rate	21.00%	21.00%
State income taxes	6.92%	8.42%
Permanent nondeductible items	(0.28%)	(0.01%)
Federal tax credits	9.95%	5.92%
Change in valuation allowance	(35.48%)	(32.76%)
Warrant cost	(2.11%)	(2.10%)
Other	0.14%	(0.29%)
Total	0.14%	0.18%